Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (44.3%)
$1,700	Federal Farm Credit Banks, USBMMY3M + 0.115% (1)	(AA+, Aaa)	02/24/22	0.150	$1,700,774
5,500	Federal Farm Credit Banks, USBMMY3M + 0.270% (1)	(AA+, Aaa)	05/16/22	0.305	5,509,194
11,900	Federal Farm Credit Banks, SOFR + 0.310% (1)	(AA+, Aaa)	11/07/22	0.360	11,941,317
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420% (1)	(AA+, Aaa)	11/07/22	0.455	5,325,211
7,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (1)	(AA+, Aaa)	05/03/23	0.070	7,000,461
36,500	Federal Farm Credit Banks, SOFR + 0.380% (1)	(AA+, Aaa)	05/08/23	0.430	36,721,009
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	1,000,089
2,000	Federal Farm Credit Banks, SOFR + 0.135% (1)	(AA+, Aaa)	11/06/23	0.185	2,003,627
6,000	Federal Home Loan Banks, LIBOR 1M + 0.000% (1)	(AA+, Aaa)	10/15/21	0.084	6,000,147
6,000	Federal Home Loan Banks, SOFR + 0.150% (1)	(AA+, Aaa)	11/15/21	0.200	6,001,185
4,300	Federal Home Loan Banks	(AA+, Aaa)	03/29/22	0.060	4,299,662
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,981,697
5,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	11/24/21	0.030	4,999,775
2,000	Federal Home Loan Bank Discount Notes (2)	(AA+, Aaa)	12/17/21	0.038	1,999,872
12,000	Federal Home Loan Mortgage Corp., SOFR + 0.145% (1)	(AA+, Aaa)	12/09/21	0.195	12,003,104
16,000	Federal Home Loan Mortgage Corp., SOFR + 0.130% (1)	(AA+, Aaa)	08/05/22	0.180	16,017,203
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,613,142
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,996,175
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,634,437
7,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	7,006,810
10,000	Federal National Mortgage Association, SOFR + 0.320% (1)	(AA+, Aaa)	10/22/21	0.370	10,001,704
14,200	Federal National Mortgage Association, SOFR + 0.360% (1)	(AA+, Aaa)	01/20/22	0.410	14,215,343
10,000	Federal National Mortgage Association, SOFR + 0.300% (1)	(AA+, Aaa)	01/27/22	0.350	10,010,508
7,000	Federal National Mortgage Association, SOFR + 0.110% (1)	(AA+, Aaa)	03/04/22	0.160	7,002,928
35,000	Federal National Mortgage Association, SOFR + 0.350% (1)	(AA+, Aaa)	04/07/22	0.400	35,062,057
10,100	Federal National Mortgage Association, SOFR + 0.390% (1)	(AA+, Aaa)	04/15/22	0.440	10,121,026
5,100	Federal National Mortgage Association, SOFR + 0.180% (1)	(AA+, Aaa)	05/13/22	0.230	5,105,932
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	9,004,685
8,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	7,999,394
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	899,084
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,294,928
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,988,164
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	7,444,579
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $275,596,297)					275,905,223

UNITED STATES TREASURY OBLIGATIONS (48.5%)
5,000	United States Treasury Bills (2)	(AA+, Aaa)	10/21/21	0.043	4,999,801
8,000	United States Treasury Bills (2)	(AA+, Aaa)	11/18/21	0.030	7,999,733
3,500	United States Treasury Bills (2)	(AA+, Aaa)	04/21/22	0.065	3,499,165
14,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154% (1)	(AA+, Aaa)	01/31/22	0.189	14,007,496
48,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.114% (1), (3), (4)	(AA+, Aaa)	04/30/22	0.149	48,733,678
50,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	07/31/22	0.090	50,824,796
30,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055% (1)	(AA+, Aaa)	10/31/22	0.090	30,315,151
43,960	United States Treasury Floating Rate Notes, USBMMY3M + 0.049% (1)	(AA+, Aaa)	01/31/23	0.084	43,981,999
73,100	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (1), (3), (4)	(AA+, Aaa)	04/30/23	0.069	73,119,450
22,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (1)	(AA+, Aaa)	07/31/23	0.064	22,002,661
3,000	United States Treasury Note	(AA+, Aaa)	04/30/23	0.125	2,996,426
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $302,395,407)					302,480,356

SHORT-TERM INVESTMENTS (0.9%)
5,904,435	State Street Institutional U.S. Government Money Market Fund – Premier Class, 0.03% (Cost $5,904,435)				5,904,435

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2021 (unaudited)

TOTAL INVESTMENTS AT VALUE (93.7%) (Cost $583,896,139)	$584,290,014
OTHER ASSETS IN EXCESS OF LIABILITIES (6.3%)	39,251,183
NET ASSETS(5) (100.0%)	$623,541,197

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. ("Moody's") are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2021.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of September 30, 2021.
(3)	At September 30, 2021, $800,466 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(4)	At September 30, 2021, $1,228,752 in the value of these securities has been pledged as collateral for open swap contracts.
(5)	As of September 30, 2021, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $121,832,509 in the wholly-owned subsidiary, Credit Suisse Trust - Cayman Commodity Return Strategy Portfolio, Ltd., representing 19.5% of the Portfolio's consolidated net assets.

INVESTMENT ABBREVIATIONS

1M = 1 Month
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Light Sweet Crude Oil Futures	USD	Jun 2022	96	$6,830,400	$355,412

Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2021	(96)	(7,171,200)	$(335,105)
Natural Gas Futures	USD	Nov 2021	(101)	(5,925,670)	(1,232,385)
WTI Crude Futures	USD	Nov 2021	(13)	(975,390)	(104,207)
					$(1,671,697)
					$(1,316,285)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$29,755,796	10/05/21	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.15%	At Maturity	$—	$1,988,502
USD	82,572,904	10/05/21	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.29%	At Maturity	—	3,827,079
USD	76,833,300	10/05/21	Citigroup	Bloomberg Commodity Index Total Return	0.14%	At Maturity	—	5,183,433
USD	12,874,258	10/05/21	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.13%	At Maturity	—	868,671
USD	31,946,427	10/05/21	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	0.15%	At Maturity	—	2,135,059

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2021 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$49,594,019	10/05/21	Macquarie Bank Ltd.	Bloomberg Commodity Index 2 Month Forward Total Return	0.18%	At Maturity	$—	$3,312,731
USD	65,805,104	10/05/21	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	0.29%	At Maturity	—	2,623,045
USD	52,624,711	10/05/21	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.17%	At Maturity	—	3,515,706
USD	70,025,306	10/05/21	Societe Generale	Bloomberg Commodity Index Total Return	0.14%	At Maturity	—	4,724,143
USD	69,580,636	10/05/21	Societe Generale	Societe Generale P04 TR Index(c)	0.29%	At Maturity	—	4,656,100
USD	50,697,069	10/05/21	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	0.16%	At Maturity	—	3,387,439
							$—	$36,221,908

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay Return of the Reference Index	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$4,000,000	10/05/21	Citigroup	0.14%	Bloomberg Commodity Index Total Return	At Maturity	$—	$(71,888)
							$—	$36,150,020

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2021 (unaudited)

(a)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious,softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/21 Value(1)
NYMEX Nat Gas APR 22 Futures	13.31%	287.94	11,505,993
COMEX Gold DEC 21 Futures	11.10%	54.58	9,588,943
NYMEX WTI Crude Oil JUN 22 Futures	9.56%	116.17	8,265,645
ICE Brent Crude Oil MAR 22 Futures	7.80%	88.67	6,743,878
CBOT Corn DEC 21 Futures	4.85%	156.21	4,192,185
COMEX High Grade Copper MAR 22 Futures	4.78%	40.62	4,135,392
LME Aluminium JUN 22 Futures	4.78%	58.55	4,126,931
CBOT Soybeans NOV 21 Futures	4.38%	60.24	3,782,870
NYBOT Coffee DEC 21 Futures	3.56%	42.25	3,073,345
CME Live Cattle DEC 21 Futures	3.45%	59.32	2,983,388
CBOT Bean Oil DEC 21 Futures	3.42%	83.92	2,955,289
ICE Gas Oil DEC 21 Futures	3.21%	41.33	2,773,512
NYBOT Sugar MAR 22 Futures	3.10%	117.49	2,676,605
COMEX Silver DEC 21 Futures	2.90%	22.70	2,502,557
LME Zinc JUN 22 Futures	2.74%	31.81	2,370,598
CBOT Wheat MAR 22 Futures	2.62%	61.60	2,268,590
NYMEX Unleaded Gasoline MAR 22 Futures	2.61%	25.10	2,258,382
NYMEX Heating Oil MAR 22 Futures	2.52%	22.73	2,180,138
CBOT Soy Meal DEC 21 Futures	2.26%	59.35	1,950,918
LME Nickel MAR 22 Futures	2.16%	17.39	1,869,880
CME Lean Hogs FEB 22 Futures	1.71%	42.34	1,477,310
NYBOT Cotton MAR 22 Futures	1.63%	27.14	1,409,468
KCBOT Kansas Wheat DEC 21 Futures	1.54%	36.45	1,333,576

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2021.

(b)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/21 Value(1)
NYMEX Nat Gas APR 22 Futures	13.30%	227.83	9,103,931
COMEX Gold DEC 21 Futures	11.08%	43.18	7,587,096
NYMEX WTI Crude Oil JUN 22 Futures	9.55%	91.92	6,540,059
ICE Brent Crude Oil MAR 22 Futures	7.84%	70.52	5,364,044
CBOT Corn DEC 21 Futures	4.85%	123.60	3,316,999
COMEX High Grade Copper MAY 22 Futures	4.77%	32.17	3,267,372
LME Aluminium JUN 22 Futures	4.77%	46.29	3,262,870
CBOT Soybeans MAR 22 Futures	4.38%	47.10	2,995,349
NYBOT Coffee DEC 21 Futures	3.55%	33.43	2,431,735
CME Live Cattle FEB 22 Futures	3.47%	45.43	2,373,919
CBOT Bean Oil DEC 21 Futures	3.42%	66.40	2,338,325
ICE Gas Oil DEC 21 Futures	3.21%	32.70	2,194,497
NYBOT Sugar MAR 22 Futures	3.06%	92.06	2,097,278
COMEX Silver DEC 21 Futures	2.89%	17.96	1,980,107
LME Zinc JUN 22 Futures	2.74%	25.16	1,875,264
CBOT Wheat MAR 22 Futures	2.63%	48.81	1,797,457
NYMEX Unleaded Gasoline JAN 22 Futures	2.61%	19.89	1,786,064
NYMEX Heating Oil JAN 22 Futures	2.54%	17.81	1,736,975
CBOT Soy Meal DEC 21 Futures	2.26%	46.96	1,543,632
LME Nickel MAR 22 Futures	2.16%	13.76	1,479,590
CME Lean Hogs DEC 21 Futures	1.74%	34.95	1,193,941
NYBOT Cotton DEC 21 Futures	1.65%	21.30	1,126,707
KCBOT Kansas Wheat DEC 21 Futures	1.54%	28.84	1,055,170

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2021.

(c)	The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/21 Value(1)
NYMEX Nat Gas DEC 21 Futures	13.28%	164.60	9,861,482
COMEX Gold DEC 21 Futures	11.00%	46.49	8,168,396
NYMEX WTI Crude Oil DEC 21 Futures	9.60%	95.47	7,131,753
ICE Brent Crude Oil DEC 21 Futures	7.85%	74.42	5,827,779
COMEX High Grade Copper DEC 21 Futures	4.87%	35.35	3,613,402
CBOT Corn DEC 21 Futures	4.85%	134.14	3,600,035
LME Aluminium DEC 21 Futures	4.69%	48.76	3,482,707
CBOT Soybeans NOV 21 Futures	4.30%	50.88	3,195,328
NYBOT Coffee DEC 21 Futures	3.71%	37.82	2,751,264
CME Live Cattle DEC 21 Futures	3.41%	50.28	2,528,490
CBOT Bean Oil DEC 21 Futures	3.40%	71.59	2,521,064
ICE Gas Oil DEC 21 Futures	3.17%	35.08	2,353,983
NYBOT Sugar MAR 22 Futures	3.03%	98.64	2,247,052
COMEX Silver DEC 21 Futures	2.93%	19.75	2,177,249
CBOT Wheat DEC 21 Futures	2.71%	55.46	2,011,653
LME Zinc DEC 21 Futures	2.70%	26.88	2,007,198
NYMEX Unleaded Gasoline DEC 21 Futures	2.65%	21.69	1,964,128
NYMEX Heating Oil DEC 21 Futures	2.56%	19.42	1,901,751
CBOT Soy Meal DEC 21 Futures	2.22%	50.24	1,651,501
LME Nickel DEC 21 Futures	2.15%	14.80	1,592,837
CME Lean Hogs DEC 21 Futures	1.73%	37.50	1,280,953
NYBOT Cotton DEC 21 Futures	1.61%	22.63	1,197,041
KCBOT Kansas Wheat DEC 21 Futures	1.59%	32.19	1,177,734

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2021.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$275,905,223	$—	$275,905,223
United States Treasury Obligations	—	302,480,356	—	302,480,356
Short-term Investment	5,904,435	—	—	5,904,435
	$5,904,435	$578,385,579	$—	$584,290,014
Other Financial Instruments*
Futures Contracts	$355,412	$—	$—	$355,412
Swap Contracts	—	36,221,908	—	36,221,908

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,671,697	$—	$—	$1,671,697
Swap Contracts	—	71,888	—	71,888

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended September 30, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.